Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of grants
Government grants	€ 1,706	€ 18,191
US
Disclosure of grants
Remaining amount of government grants received	€ 3,337			$ 3,629	€ 5,723	$ 6,104
U.S. Department of Health and Human Services
Disclosure of grants
Amount of funds received		€ 2,056	$ 2,306